Related Party Transactions - Summary of Key Management Compensation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Salaries, Director Fees and Other Short-Term Benefits	$ 44	$ 47
Pension and Post-Employment Benefits	3	4
Stock-Based Compensation	60	48
Termination Benefits	11	11
Total compensation paid or payable	$ 118	$ 110